Earnings per share	9 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Earnings per share	Earnings per share

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	77.6	82.1	168.0	212.7
Weighted average Ordinary Shares (basic) in millions	170.3	174.1	172.8	174.2
Basic earnings per share	€0.46	€0.47	€0.97	€1.22

For the three months and nine months period ended September 30, 2023, the number of shares in both basic and diluted earnings per share calculations has been adjusted to include 36,000 shares to be issued in future periods as performance conditions have been met. The diluted earnings per share calculation also includes an estimate of 57,262 potential ordinary shares for the three months ended September 30, 2023 and 71,197 for the nine months ended September 30, 2023, calculated using the treasury method, on long term incentive plans contingent on service only. There are no adjustments to the profit for the period attributable to equity owners of the parent.

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	77.6	82.1	168.0	212.7
Weighted average Ordinary Shares (diluted) in millions	170.3	174.1	172.9	174.2
Diluted earnings per share	€0.46	€0.47	€0.97	€1.22